Earnings Per Common Share Attributable to Pfizer Inc. Common Shareholders - Basic and Diluted Numerator and Denominator (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
EPS Numerator-Basic
Income from continuing operations	[1]	$ 7,229	$ 6,975	$ 9,119
Less: Net income attributable to noncontrolling interests		31	26	32
Income from continuing operations attributable to Pfizer Inc.		7,198	6,949	9,087
Less: Preferred stock dividends––net of tax		1	1	1
Income from continuing operations attributable to Pfizer Inc. common shareholders		7,197	6,948	9,086
Discontinued operations––net of tax	[1]	17	11	48
Less: Discontinued operations––net of tax, attributable to noncontrolling interests		0	0	0
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders		17	11	48
Net income attributable to Pfizer Inc. common shareholders		7,214	6,959	9,134
EPS Numerator––Diluted
Income from continuing operations attributable to Pfizer Inc. common shareholders and assumed conversions		7,197	6,948	9,087
Net income attributable to Pfizer Inc. common shareholders and assumed conversions		$ 7,214	$ 6,960	$ 9,135
EPS Denominator
Weighted-average number of common shares outstanding––Basic	[1]	6,089	6,176	6,346
Common-share equivalents: stock options, stock issuable under employee compensation plans, convertible preferred stock and accelerated share repurchase agreements(a)	[2]	70	81	78
Weighted-average number of common shares outstanding––Diluted(a)	[1],[2],[3]	6,159	6,257	6,424
Equity Option [Member]
EPS Denominator
Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans	[4]	63	50	44

[1]	Amounts may not add due to rounding.
[2]	Amount for 2016 reflects the adoption of a new accounting standard, as of January 1, 2016, that requires when applying the treasury stock method for shares that could be repurchased, the assumed proceeds no longer include the amount of excess tax benefit (see Note 1B).
[3]	Amount for 2016 reflects the adoption of a new accounting standard, as of January 1, 2016, that requires when applying the treasury stock method for shares that could be repurchased, the assumed proceeds no longer include the amount of excess tax benefit (see Note 1B).
[4]	These common stock equivalents were outstanding for the years ended December 31, 2016, 2015 and 2014, but were not included in the computation of diluted EPS for those periods because their inclusion would have had an anti-dilutive effect.